Borrowings - Term Loan (Details) - Term Loan $ in Thousands, $ in Millions	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Apr. 02, 2023 CAD ($)	Apr. 02, 2023 USD ($)	Oct. 07, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 392.5		$ 395.7		$ 300,000
Borrowings, quarterly repayment					$ 750
Borrowings, interest rate	8.94%	8.94%
Borrowings, outstanding amount	$ 393.1	$ 290,300	$ 396.3	$ 293,300
Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					3.50%
Borrowings interest rate, additional rate (%)					0.11448%
Minimum | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					0.75%